UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06475

Strategic Global Income Fund, Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management Inc.
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2006

Item 1. Schedule of Investments

Strategic Global Income Fund, Inc.
Portfolio of investments – August 31, 2006 (unaudited)

	Face
	amount	Value

Bonds – 87.91%
US bonds – 21.19%
US corporate bonds – 8.67%
Bank One Corp.
7.875%, due 08/01/10	$2,000,000	$2,176,460
C.S. First Boston USA, Inc.
6.500%, due 01/15/12	2,000,000	2,097,938
Fortune Brands, Inc.
5.375%, due 01/15/16	2,000,000	1,903,068
General Electric Capital Corp.(e)
6.000%, due 06/15/12	2,000,000	2,066,928
GMAC LLC
6.125%, due 09/15/06	1,000,000	999,695
6.875%, due 09/15/11(e)	1,000,000	984,879
HSBC Finance Corp.
6.750%, due 05/15/11	2,000,000	2,111,420
Kraft Foods, Inc.
5.250%, due 06/01/07	1,000,000	997,633
Miller Brewing Co.,144A
5.500%, due 08/15/13	1,000,000	984,183
Residential Capital Corp.
6.125%, due 11/21/08	2,000,000	2,004,352
Time Warner Cos., Inc.
7.480%, due 01/15/08	1,000,000	1,025,620
Washington Mutual Preferred Funding Delaware,144A†*
6.534%, due 03/15/11	1,000,000	978,390

		18,330,566

Asset-backed securities – 4.32%
Conseco Finance Securitizations Corp., 00-2, Class A4
8.480%, due 12/01/30	363,153	364,138
Conseco Finance Securitizations Corp., 00-5, Class A5
7.700%, due 02/01/32	4,957,122	4,945,394
Green Tree Financial Corp., 99-1, Class A5
6.110%, due 09/01/23	2,312,996	2,309,395
New York City Tax Lien, 04-AA, Class C,144A
3.960%, due 12/11/17	532,700	506,503
Providian Gateway Master Trust, 04-AA, Class D,144A†
7.180%, due 03/15/11	1,000,000	1,008,594

		9,134,024

Commercial mortgage-backed securities – 2.63%
Bear Stearns Commercial Mortgage Securities, 05-LXR1, Class K,144A†
7.180%, due 09/15/18	1,000,000	1,002,174
Commercial Mortgage Acceptance Corp., 97-ML1, Class D†
7.055%, due 12/15/30	977,000	1,001,385
Commercial Mortgage Pass-Through Certificates, 01-FL5A, Class E,144A†
6.830%, due 11/15/13	437,147	437,147
Commercial Mortgage Pass-Through Certificates, 01-FL5A, Class F,144A†
6.090%, due 11/15/13	1,000,000	980,000
DLJ Commercial Mortgage Corp., 99-CG1, Class A1A
6.080%, due 03/10/32	317,932	318,526
Four Times Square Trust, 00-4TS, Class A1,144A
7.690%, due 04/15/15	696,763	728,486
Morgan Stanley Dean Witter Capital I, 00-LIF2, Class A2
7.200%, due 10/15/33	1,000,000	1,059,192
Nomura Asset Securities Corp., 98-D6, Class A1A
6.280%, due 03/15/30	31,662	31,650

		5,558,560

Mortgage-backed securities – 2.29%
Countrywide Alternative Loan Trust, 05-J2, Class 2A1
7.500%, due 12/25/34	310,110	311,633
Federal Home Loan Mortgage Corp.†
4.613%, due 12/01/34	2,831,886	2,773,196
Federal Home Loan Mortgage Corp., 3033, Class OI,IO(a)
5.500%, due 10/15/22	1,238,241	69,592
Federal National Mortgage Association†
4.916%, due 02/01/35	1,704,228	1,682,418

		4,836,839

Strategic Global Income Fund, Inc.
Portfolio of investments – August 31, 2006 (unaudited)

		Face
		amount	Value

US government obligations – 3.28%
US Treasury Bonds
4.500%, due 02/15/36		$1,900,000	$1,788,227
6.250%, due 08/15/23		190,000	217,862
8.500%, due 02/15/20		220,000	297,120
8.875%, due 02/15/19		1,830,000	2,506,384
US Treasury Notes
3.875%, due 02/15/13		445,000	424,436
4.125%, due 05/15/15		435,000	416,156
4.625%, due 02/29/08		465,000	463,329
4.750%, due 05/15/14		835,000	835,913

			6,949,427

Total US bonds (cost $45,649,962)			44,809,416

International bonds – 66.72%
International corporate bonds – 14.13%
Argentina – 2.95%
Banco de Galicia y Buenos Aires
5.000%, due 01/01/14††		$4,340,000	3,873,450
9.140%, due 01/01/10†		1,750,000	1,763,125
11.000%, due 01/01/19††		562,854	609,289

			6,245,864

Brazil – 0.70%
Barclays Bank PLC Inflation Credit-Linked Note,144A†
0.000%, due 05/17/45	BRL	2,530,000	1,467,613

Germany – 1.30%
Landwirtschaftliche Rentenbank
5.750%, due 01/21/15	AUD	3,705,000	2,756,037

Malaysia – 6.19%
Johor Corp.
1.000%, due 07/31/09	MYR	6,600,000	1,972,290
1.000%, due 07/31/12		38,240,000	11,115,675

			13,087,965

Mexico – 0.57%
PEMEX Project Funding Master Trust
8.625%, due 02/01/22		$1,000,000	1,200,000

Netherlands – 1.64%
Kazkommerts International BV,144A
8.000%, due 11/03/15		$600,000	611,250
TuranAlem Finance BV
7.750%, due 04/25/13,144A		770,000	771,925
7.875%, due 06/02/10		770,000	789,250
8.500%, due 02/10/15		1,250,000	1,287,500

			3,459,925

Philippines – 0.78%
National Power Corp.
0.000%, due 07/12/10@		$1,270,000	949,325
9.875%, due 03/16/10		650,000	704,438

			1,653,763

Total international corporate bonds (cost $28,720,845)			29,871,167

Foreign government bonds – 50.12%
Argentina – 10.37%
Republic of Argentina
1.000%, due 05/01/20††	EUR	503,000	289,988
2.000%, due 05/15/35††		5,060,000	3,014,418
2.000%, due 05/15/35††		$1,830,000	823,500
3.000%, due 04/30/13†		710,000	532,855
5.589%, due 08/03/12†(b)		13,300,000	9,310,000
Republic of Argentina,DISC†
5.830%, due 12/31/33	ARS	11,130,000	4,541,867
Republic of Argentina,NGB†
2.000%, due 02/04/18		7,750,000	3,417,134

			21,929,762

Strategic Global Income Fund, Inc.
Portfolio of investments – August 31, 2006 (unaudited)

		Face
		amount	Value

Austria – 1.15%
Republic of Austria,144A
3.800%, due 10/20/13	EUR	1,885,000	$2,430,547

Belgium – 0.75%
Government of Belgium
5.750%, due 03/28/08	EUR	1,200,000	1,587,625

Brazil – 2.44%
Brazil Real Credit-Linked Note,144A
12.374%, due 01/05/10		$4,708,301	3,277,168
18.870%, due 01/05/10	BRL	4,250,000	1,256,364
Federal Republic of Brazil,EXIT Bond
6.000%, due 09/15/13		$625,000	624,688

			5,158,220

Ecuador – 2.46%
Republic of Ecuador††
10.000%, due 08/15/30		$5,230,000	5,203,850

El Salvador – 1.08%
Republic of El Salvador
7.750%, due 01/24/23		$560,000	618,800
8.250%, due 04/10/32		1,480,000	1,657,600

			2,276,400

Finland – 1.79%
Government of Finland
5.000%, due 07/04/07	EUR	2,350,000	3,048,288
5.750%, due 02/23/11		530,000	738,711

			3,786,999

France – 4.51%
French Treasury Note
3.500%, due 07/12/09	EUR	1,569,000	2,007,435
Government of France
3.750%, due 04/25/21		1,940,000	2,436,145
4.000%, due 04/25/13		410,000	535,462
4.250%, due 04/25/19		385,000	512,612
5.000%, due 10/25/16		1,015,000	1,433,226
5.500%, due 04/25/07		2,020,000	2,620,393

			9,545,273

Germany – 10.11%
Bundesobligation
3.250%, due 04/17/09	EUR	4,100,000	5,214,281
Deutsche Bundesrepublik
3.500%, due 10/10/08		3,150,000	4,036,034
3.750%, due 01/04/15		660,000	846,807
4.750%, due 07/04/34		315,000	451,595
5.000%, due 07/04/12		1,665,000	2,281,343
6.000%, due 01/04/07		5,735,000	7,408,996
6.250%, due 01/04/24		360,000	592,395
6.500%, due 07/04/27		315,000	543,697

			21,375,148

Hungary – 0.95%
Republic of Hungary
7.500%, due 11/12/20	HUF	435,000,000	2,012,312

Indonesia – 1.19%
Indonesia Government Credit-Linked Note,144A
11.000%, due 10/15/14	IDR	3,650,000,000	390,197
Republic of Indonesia,144A
6.750%, due 03/10/14		$270,000	272,700
7.500%, due 01/15/16		850,000	897,813
8.500%, due 10/12/35		830,000	957,571

			2,518,281

Strategic Global Income Fund, Inc.
Portfolio of investments – August 31, 2006 (unaudited)

		Face
		amount	Value

Italy – 0.76%
Buoni Poliennali Del Tesoro
5.250%, due 08/01/11	EUR	1,170,000	$1,602,524

Netherlands – 0.85%
Government of Netherlands
4.000%, due 01/15/37	EUR	650,000	827,801
5.750%, due 02/15/07		755,000	977,000

			1,804,801

Poland – 1.49%
Republic of Poland
5.750%, due 06/24/08	PLN	9,560,000	3,150,125

Qatar – 3.06%
State of Qatar
9.500%, due 05/21/09,144A		$770,000	848,925
9.750%, due 06/15/30		3,870,000	5,621,175

			6,470,100

Russia – 2.28%
Russian Federation
5.000%, due 03/31/30††		$480,000	533,664
5.000%, due 03/31/30,144A††		1,536,462	1,708,239
Russian Gazprom Credit-Linked Note,144A
8.110%, due 01/18/07	RUB	24,400,000	919,309
Russian Ruble Credit-Linked Note,144A
7.580%, due 10/09/07		43,800,000	1,660,877

			4,822,089

South Africa – 0.19%
Republic of South Africa
7.375%, due 04/25/12		$370,000	398,212

Tunisia – 0.70%
Banque Centrale de Tunisie
7.375%, due 04/25/12		$1,370,000	1,471,037

Turkey – 2.80%
Republic of Turkey
6.875%, due 03/17/36		$70,000	64,838
8.000%, due 02/14/34		930,000	973,012
9.000%, due 06/30/11		770,000	845,075
9.500%, due 01/18/11	EUR	950,000	1,416,452
11.500%, due 01/23/12		$750,000	908,438
Republic of Turkey Credit-Linked Note
0.000%, due 02/11/10@,144A		1,800,000	1,402,290
15.000%, due 02/10/10	TRY	500,000	317,471

			5,927,576

Ukraine – 0.69%
ING Bank NV Credit-Linked Note,144A
7.790%, due 02/16/11	RUB	39,300,000	1,468,939

Venezuela – 0.50%
Republic of Venezuela
5.375%, due 08/07/10		$1,080,000	1,051,380

Total foreign government bonds			105,991,200

Sovereign/supranational bonds – 2.47%
Eurofima
6.000%, due 01/28/14	AUD	3,720,000	2,819,682
Inter-American Development Bank
8.000%, due 01/26/16	MXN	20,700,000	1,855,611
International Bank for Reconstruction & Development
1.000%, due 02/20/13	AUD	1,000,000	552,640

			5,227,933

Total international bonds (cost $135,936,555)			141,090,300

Total bonds (cost $181,586,517)			185,899,716

Strategic Global Income Fund, Inc.
Portfolio of investments – August 31, 2006 (unaudited)

	Number of
	rights	Value

Rights – 0.02%
Mexico – 0.02%
United Mexican States Value Recovery
Rights, Series E, expiration date 06/30/07(c) (cost $0)	1,615,000	$42,797

	Number of
	warrants

Warrants – 0.13%
Argentina – 0.13%
Republic of Argentina, expires 12/15/35(d) (cost $58,980)	10,000,000	277,755

	Face
	amount

Short-term investments – 10.72%
US government obligations – 0.04%
US Treasury Bills**
yield of 5.19%, due 01/04/07	$100,000	98,324

	Shares

Other – 10.68%***
UBS Supplementary Trust – U.S. Cash Management
Prime Fund, yield of 5.327%**	22,581,138	22,581,138

Total short-term investments (cost $22,679,367)		22,679,462

Investment of cash collateral
for securities loaned – 1.15%
Money market fund – 1.15%
UBS Private Money Market Fund LLC
(cost $2,430,804)	2,430,804	2,430,804

Total investments# (cost $206,755,668) – 99.93%		211,330,534
Cash and other assets, less liabilities – 0.07%		145,483

Net assets – 100.00%		$211,476,017

Notes to schedule of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $206,755,668; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$8,320,858
Gross unrealized depreciation	(3,745,992)

Net unrealized appreciation	$4,574,866

Note:	The Portfolio of investments is listed by the issuer’s country of origin.
†	Floating rate securities - The interest rates shown are the current rates as of August 31, 2006.
††	Step Bonds - Coupon rate increases in increments to maturity. Rate disclosed is as of August 31, 2006. Maturity date disclosed is the ultimate maturity date.
@	Reflects annualized yield at August 31, 2006 on zero coupon bonds.
*	Perpetual bond security. The maturity date reflects the next call date.
**	Interest rate reflects yield at August 31, 2006.
***	Security is issued by a fund that is advised by the advisor of the Fund.
(a)	Security is illiquid. This security amounted to $69,592 or 0.03% of net assets.
(b)	Bond interest in default.
(c)	Rights do not currently accrue income. Quarterly income, if any, will vary based on several factors including oil exports, prices and inflation.
(d)	Security represents an equity claim linked to Argentina’s Gross Domestic Product.
(e)	Securities, or portion thereof, were on loan at August 31, 2006.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the value of these securities amounted to $26,967,204 or 12.75% of net assets.
IO	Interest Only - This security entitles the holder to receive interest from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

Strategic Global Income Fund, Inc.
Portfolio of investments – August 31, 2006 (unaudited)

#	Strategic Global Income Fund, Inc. (the “Fund”) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of directors (the “Board”).

Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; and the evaluation of forces which influence the market in which the securities are purchased and sold. All investments quoted in foreign currencies will be valued weekly in US Dollars on the basis of the foreign currency exchange rates determined as of the close of regular trading on the NYSE. Occasionally, events affecting the value of the foreign investments and such exchange rates occured between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities or currency exchange rates occured during such time periods, the securities were valued at their fair value as determined in good faith by or under the direction of the Board. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.
ARS	Argentina Peso
AUD	Australian Dollar
BRL	Brazilian Real
DISC	Discount Bond
EUR	Euro Dollar
EXIT Bond	A long-term bond with a low interest rate, often issued by a less developed country, that gives the buyer the right of exemption from taking part in any subsequent rescheduling.
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGB	National Guaranteed Bonds
PLN	Polish Zloty
RUB	Russian Ruble
TRY	New Turkish Lira

Strategic Global Income Fund, Inc.
Portfolio of investments – August 31, 2006 (unaudited)

Forward foreign currency contracts
Strategic Global Income Fund, Inc had the following open forward foreign currency contracts as of August 31, 2006:

					Unrealized
	Contracts to	In		Maturity	appreciation/
	deliver	exchange for		dates	(depreciation)

Australian Dollar	8,295,000	USD	6,333,233	11/27/06	$10,009
Brazilian Real	10,900,000	USD	4,887,892	10/13/06	(150,113)
British Pound	8,970,000	USD	17,011,497	11/27/06	(86,998)
Canadian Dollar	19,250,000	USD	17,291,558	11/27/06	(168,234)
Czech Koruna	189,280,000	EUR	6,670,191	11/27/06	(58,181)
Euro Dollar	6,514,717	JPY	939,800,000	11/27/06	(288,067)
Euro Dollar	11,800,000	USD	15,239,348	11/27/06	48,501
Euro Dollar	2,580,000	USD	3,300,957	11/27/06	(20,432)
Mexican Peso	20,000,000	USD	1,825,580	10/13/06	(3,848)
New Turkish Lira	4,136,447	USD	2,474,248	04/27/07	(128,671)
Swedish Krona	7,990,000	USD	1,124,261	11/27/06	14,829
Swiss Franc	1,335,000	USD	1,100,759	11/27/06	6,824
Thai Baht	350,000,000	USD	9,275,209	11/27/06	(28,642)
Ukraine Hryvnia	2,070,000	USD	366,372	05/18/09	(16,373)
United States Dollar	2,082,369	BRL	4,500,000	10/13/06	(2,459)
United States Dollar	18,387,064	CHF	21,810,000	11/27/06	(515,360)
United States Dollar	18,442,564	JPY	1,993,300,000	11/27/06	(1,265,317)
United States Dollar	1,856,665	MXN	20,000,000	10/13/06	(27,237)
United States Dollar	19,915,631	SEK	143,520,000	11/27/06	12,485
United States Dollar	8,992,322	SGD	14,055,000	11/27/06	(24,591)
United States Dollar	9,171,908	THB	350,000,000	11/27/06	131,943
United States Dollar	2,693,876	TRY	4,136,447	04/27/07	(90,958)
United States Dollar	372,973	UAH	2,070,000	05/18/09	9,772

Total net unrealized depreciation on forward foreign currency contracts					$(2,641,118)

Currency type abbreviations:
BRL	Brazilian Real
CHF	Swiss Franc
EUR	Euro Dollar
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	New Turkish Lira
UAH	Ukraine Hryvnia
USD	United States Dollar

1) Transactions with related entities

The Fund invests in shares of UBS Supplementary Trust — U.S. Cash Management Prime Fund (“Supplementary Trust”). Supplementary Trust is a business trust managed by UBS Global Asset Management (Americas) Inc., an affiliate of UBS Global AM and is offered as a cash management option only to mutual funds and certain other accounts. Distributions from Supplementary Trust are reflected as interest income. Amounts relating to those investments at August 31, 2006 and for the period ended are summarized as follows:

		Sale	Interest
Fund	Purchases	proceeds	income	Value	% of Net assets

UBS Supplementary Trust–U.S. Cash Management Prime Fund	$82,746,409	$77,522,011	$654,954	$22,581,138	10.68%

The Fund also invests in shares of UBS Private Money Market Fund LLC (“Private Money Market Fund”). Private Money Market Fund is a money market fund managed by UBS Global Asset Management (Americas) Inc., an affiliate of UBS Global AM and is offered as a cash management option only to mutual funds and certain other accounts. The Fund invests in Private Money Market Fund as a short term investment of cash collateral on securities loaned. Amounts relating to those investments at August 31, 2006 and for the period ended are summarized as follows:

		Sale	Interest
Fund	Purchases	proceeds	income	Value	% of Net assets

UBS Private Money Market Fund LLC	$5,653,632	$3,222,828	$610	$2,430,804	1.15%

Strategic Global Income Fund, Inc.
Portfolio of investments – August 31, 2006 (unaudited)

2) Swap agreements

Total return swaps
Total return swap agreements involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses.

At August 31, 2006, the Fund had outstanding total return swap contracts with the following terms:

			Payments	Payments
Notional		Termination	made by the	received by the	Unrealized
amount		dates	Fund	Fund	appreciation

RUB	24,400,000	10/09/07	$917,001 ^	7.58%#	$65,088

USD	1,600,000	09/20/16	1.90%	5.46%*	—

					$65,088

^	Payment made on 09/27/05 to fully fund the swap.
#	Rate is equal to total return on OAO Gazprom 7.58% bond, due 10/09/07.
*	Rate based on 6 month LIBOR (USD - BBA)
BBA	British Banking Association

Currency type abbreviations:
RUB	Russian Ruble
USD	United States Dollar

Credit default swaps
Credit default swap agreements involve commitments to pay interest and principal in the event of a default of a security. As a buyer, the Fund makes periodic payments to the counterparty and the Fund would receive payments only in the event of default. Credit default swaps are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses. If no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event occurs, the Fund typically receives full notional value for a reference obligation that may have little or no value. Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk and credit risk.

At August 31, 2006, the Fund had outstanding credit default swap contracts with the following terms:

			Payments	Payments	Unrealized
Notional		Termination	made by the	received by the	appreciation/
amount		dates	Fund	Fund	(depreciation)

USD	3,990,000	06/20/08	1.43%	0.00%*	$(54,217)

USD	2,110,000	06/20/16	3.06%	0.00%**	57,433

					$3,216

*	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Argentine Republic bond 8.28% due 12/31/33
**	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Turkey bond 11.875% due 01/15/30

Currency type abbreviation:
USD	United States Dollar

Securities lending
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or US government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or US government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services, Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under the Fund’s securities lending program. UBS Securities LLC is the Fund’s lending agent. For the nine months ended August 31, 2006, UBS Securities LLC earned $203 in compensation as the Fund’s lending agent. At August 31, 2006, the Fund owed UBS Securities LLC $50 in compensation as the Fund’s lending agent. The value of loaned securities and related collateral outstanding at August 31, 2006, were as follows:

		Market value of
Market value of	Collateral received	investments of cash
securities loaned	for securities loaned	collateral received

$2,422,460	$2,430,804	$2,430,804

Strategic Global Income Fund, Inc.
Portfolio of investments – August 31, 2006 (unaudited)

Industry diversification
As a percent of net assets
As of August 31, 2006 (unaudited)

Bonds
US bonds
US corporate bonds
Beverages	0.47%
Commercial banks	1.03
Consumer finance	2.88
Diversified financial services	1.97
Food products	0.47
Household durables	0.90
Media	0.49
Thrifts & mortgage finance	0.46

Total US corporate bonds	8.67
Asset-backed securities	4.32
Commercial mortgage-backed securities	2.63
Mortgage-backed securities	2.29
US government obligations	3.28

Total US bonds	21.19
International bonds
International corporate bonds
Commercial banks	6.59
Diversified financial services	6.19
Electric utilities	0.78
Oil & gas	0.57

Total international corporate bonds	14.13
Foreign government bonds	50.12
Sovereign/supranational bonds	2.47

Total international bonds	66.72
Total bonds	87.91
Rights	0.02
Warrants	0.13
Short-term investments	10.72
Investment of cash collateral for securities loaned	1.15

Total investments	99.93
Cash and other assets, less liabilities	0.07

Net assets	100.00%

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated May 31, 2006.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Global Income Fund, Inc.

By:	/s/ Kai Sotorp

Kai Sotorp
President

Date:	October 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai Sotorp

Kai Sotorp
President

Date:	October 30, 2006

By:	/s/ Thomas Disbrow

Thomas Disbrow
Vice President and Treasurer

Date:	October 30, 2006